Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 20,546	$ (666,843)	$ (4,328,318)	$ (7,115,159)
Adjustments to reconcile net income (loss) to net cash (used), provided by operating activities:
Amortization and depreciation	2,458	2,772	11,088	276,276
Amortization of debt discounts	58,580	49,254	196,961	95,257
Accretion of premium on convertible note	132,666	40,810	435,909	595,513
Share-based compensation expense	93,835	88,504	127,277	481,583
Stock based fee, upon conversion of notes			22,222
Default penalties charged			49,000
Net gain on settlement of accounts payable and accrued expenses			(11,113)	(71,681)
Net debt extinguishment loss on conversion of notes				14,057
Net debt extinguishment loss from note amendments			1,003,705
Issuance of common stock for conversion fees	3,075
Fee notes issued	10,000	69,000	253,000	235,500
Note issued for expenses				15,000
Derivative expense				24,733
Intangible impairment				3,420,624
Gain on extinguishment of debt	(793,523)	(157,488)
Loss on derivative, change in fair market value	48,000
Default penalty		31,500
Changes in operating assets and liabilities:
Accounts receivable	233,053	202,046	442,339	823,854
Inventory	5,596	(120,614)	73,959	414,548
Prepaid expenses and other current assets	25,586	1,047	(30,856)	42,240
ROU lease asset			17,778
Accounts payable and accrued expenses and interest	154,555	730,592	1,395,156	129,006
Settlements payable		(131,724)	(131,724)	(486,681)
ROU Lease liability			17,383
Cash Provided by (Used in) Operating Activities	(5,573)	138,856	(491,000)	(1,105,330)
Cash Flows from Investing Activities:
Purchase of Demonstration drones (PPE)				(15,606)
Cash Used in Investing Activities				(15,606)
Cash Flows from Financing Activities:
Repayments for bank line of credit	(2,961)	(207)
Net proceeds from note payable, related party	50,000
Repayment of factoring notes	(120,171)	(123,520)
Repayment of loan payable	(50,000)
Proceeds from sale of stock	564,461		264,637
Proceeds from convertible notes issued	90,000
Repayments of convertible notes payable	(18,000)		292,500	115,000
Proceeds from loans and notes payable			1,020,115	295,791
Repayments on loans and notes payable	(18,000)		(675,770)	(33,580)
Repayment of line of credit			(2,947)	(1,359)
Repayment of convertible notes payable, related party	(533,000)			17,000
Proceeds from lines of credit - related parties		26,800	64,940	889,595
Repayment of loans and line of credit - related parties		(29,053)	(458,303)	(120,125)
Cash Provided by (Used in) Financing Activities	(19,671)	(125,980)	505,182	1,162,322
Net (Decrease)/ Increase in Cash	(25,244)	12,876	14,182	41,386
Cash - beginning of period	164,014	149,832	149,832	108,446
Cash - end of period	138,770	162,708	164,014	149,832
Cash paid for:
Interest		7,082		186,729
Taxes
Noncash financing and investing activities:
Right of use asset			156,554
Reclassification of debt premium upon conversion	177,462	14,918
Issuance of common stock for conversion of convertible notes and accrued interest	232,993	$ 20,700
Debt discounts on notes	$ 7,000
Capitalization of convertible note accrued interest to principal			8,870
Issuance of convertible debt for settlement of accounts payable				90,000
Issuance of settlement payable to satisfy accounts payable and accrued expenses				500,000
Third Party insurance funding
Conversion of fees and accrued interest to convertible note payable			3	537,643
Default penalties recorded as debt discount
Original issue discounts notes			201,201	110,840
Issuance of common stock for note conversions			445,184
Issuance of common stock for accrued interest of note			16,876	470,476
Reclassification of debt premium upon note conversions			402,503
Initial derivative liabilities recorded as debt discount for notes issued				62,500
Reclassification of derivative liabilities to equity upon conversion				78,471
3(a)(10) debt settlements including related costs				450,939
Issuance of common stock upon cashless exercise of warrants				$ 138,430